Revenue - Contract Balances (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Contract liabilities at beginning of period	€ 4.0
Increases resulting from billing and invoices becoming due	8.8
Decreases resulting from satisfaction of performance obligations	(9.0)
Other	0.6
Contract liabilities at end of period	4.4	€ 4.0
Decreases resulting from payments received in advance for cancelable contracts	0.2
Revenue that was included in contract liability balance at beginning of period	€ 3.6	€ 3.5